Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	137,418,176	136,801,782	137,354,139
Dividends paid to ESOP	$ 201	$ 186	$ 159
Preferred stock [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares (preferred)	1,252,386	1,251,287	1,105,664
Fair value of unreleased ESOP preferred shares	$ 1,252	$ 1,251	$ 1,105
Dividends paid to ESOP	$ 143	$ 152	$ 132